Summary of Information About Reported Segments (Details) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating income	$ (4,386,000)	$ (4,840,000)	$ (10,166,000)	$ (9,747,000)	$ (18,464,980)	$ (13,467,744)
Operating Segments [Member]
Operating income	$ (4,083,000)	$ (4,540,000)	$ (9,558,000)	$ (9,200,000)	$ (17,314,510)	$ (13,418,786)
Operating Segments [Member] | Vidello Limited [Member]
Acquisition date			Jan. 31, 2025		Jan. 31, 2025
Operating income					$ 0